Summary of Significant Accounting Policies - Schedule of Timing of Revenue Recognition (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Timing of Revenue Recognition [Line Items]
Total revenues	$ 11,122,585	$ 6,111,141	$ 437,970
Point in Time [Member]
Schedule of Timing of Revenue Recognition [Line Items]
Total revenues	10,925,456	6,111,141	421,680
Over Time [Member]
Schedule of Timing of Revenue Recognition [Line Items]
Total revenues	$ 197,129		$ 16,290